Lease Obligation Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Leases [Abstract]
LEASE OBLIGATION PAYABLE

NOTE 11 – LEASE OBLIGATION PAYABLE

The Company entered into a lease in March 2017 for the rental of its printer for its secured plastic and credential card products business under an arrangement that is classified as a finance lease. The leased equipment is amortized on a straight-line basis over its lease term including the last payment (61 payments) which would transfer ownership to the Company. Total amortization related to the lease equipment as of March 31, 2019 is $66,970. The following is a schedule showing the future minimum lease payments under finance lease by year and the present value of the minimum lease payments as of March 31, 2019. The interest rate related to the lease obligation is 12% and the maturity date is March 31, 2022.

Year Ending

Remainder of 2019	$32,322
2020	43,096
2021	43,096
2022	10,774
Total minimum lease payments	129,288
Less: Amount representing interest	(21,162)
Present value of minimum lease payments	$108,126

NOTE 11 – LEASE OBLIGATION PAYABLE

The Company entered into a lease in March 2017 for the rental of its printer for its secured plastic and credential card products business under an arrangement that is classified as a capital lease. The leased equipment is amortized on a straight line basis over its lease term including the last payment (61 payments) which would transfer ownership to the Company. Total amortization related to the lease equipment as of December 31, 2018 is $58,934. The following is a schedule showing the future minimum lease payments under capital lease by year and the present value of the minimum lease payments as of December 31, 2018. The interest rate related to the lease obligation is 12% and the maturity date is March 31, 2022. Future cash payment related to this capital lease are as follow for the calendar years ending from 2019-2022.

2019	$43,096
2020	43,096
2021	43,096
2022	10,774
Total minimum lease payments	140,062

Less: Amount representing interest	(24,554)

Present value of minimum lease payments	$115,508